Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-Current Financial Assets
Cost at opening balance	kr 1,939	kr 341
Bank guarantees granted	0	1,888
Reimbursement security deposit	0	(290)
Acquisition through business combinations	286
Net book value	2,225	1,939
Payment of bank guarantee deposits	kr 2,224	kr 1,938